Discontinued Operations - Reconciliation of major classes of income and losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OTHER INCOME (EXPENSES)
NET (LOSS) INCOME FROM DISCONTINUED OPERATIONS	$ (34,785,232)	$ (1,033,293)	$ 4,873,962
Discontinued operations. | CQ Pengmei
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	49,102,561	87,877,702	102,545,152
Total cost of revenues	48,404,728	82,589,593	93,543,933
Gross profit	697,833	5,288,109	9,001,219
OPERATING EXPENSES:
Selling	672,323	1,168,788	1,255,340
General and administrative	785,133	1,352,350	956,162
Provision for right-of-use assets	31,786,029	1,072,120	743,986
Loss on disposal of long-lived assets	7,551	276,648
Impairment of long-lived assets	1,026,023	724,987
Total operating expenses	34,277,059	4,594,893	2,955,488
(Loss) income from operations	(33,579,226)	693,216	6,045,731
OTHER INCOME (EXPENSES)
Interest income	362	612	433
Interest expense	(1,518,593)	(1,621,319)	(841,130)
Other finance expense	(21,233)	(58,292)	(137,999)
Other income, net	333,458	(47,510)	20,576
Total other expense, net	(1,206,006)	(1,726,509)	(958,120)
(Loss) income before income Taxes	(34,785,232)	(1,033,293)	5,087,611
Income tax expense			213,649
NET (LOSS) INCOME FROM DISCONTINUED OPERATIONS	(34,785,232)	(1,033,293)	4,873,962
Discontinued operations. | CQ Pengmei | Supermarket and grocery store
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	1,777,222	7,402,284	7,322,243
Total cost of revenues	1,885,056	6,397,149	6,371,345
Discontinued operations. | CQ Pengmei | Farmers' market
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	47,325,339	80,475,418	95,222,909
Total cost of revenues	$ 46,519,672	$ 76,192,444	$ 87,172,588